Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-Term Debt Obligations:
December 31, 2021	$ 709,222
December 31, 2022	89,920
December 31, 2023	52,719
December 31, 2024	102,964
December 31, 2025	22,089
December 31, 2026 and thereafter	110,215
Total	$ 1,087,129	$ 1,187,138